CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the period at Dec. 31, 2017	¥ 21,435,313	¥ 471	¥ 15,975,979	¥ (914,611)	¥ 6,669,370	¥ (295,896)	¥ 6,004	¥ 21,441,317
Balance, beginning of the period (in shares) at Dec. 31, 2017 | shares		710,804,716
Increase (Decrease) in Stockholders' Equity
Net income (loss)	4,383,025				4,383,025		4,887	4,387,912
Foreign currency translation adjustments	867,612					867,612		867,612
Share based compensation and ordinary shares issued for share based compensation	249,478		142,940	106,538				249,478
Share based compensation and ordinary shares issued for share based compensation (in shares) | shares		2,363,519
Repurchase of ordinary shares	(737,004)			(737,004)				(737,004)
Repurchase of ordinary shares (in shares) | shares		(7,565,487)
Capital contribution from noncontrolling interest shareholder	23,740		23,740				41,420	65,160
Distribution of dividends	(896,835)		(896,835)					(896,835)
Issuance of ordinary shares	8,891,909	¥ 52	8,891,857					8,891,909
Issuance of ordinary shares (in shares) | shares		79,861,111
Balance at ending of the period at Dec. 31, 2018	34,217,238	¥ 523	24,137,681	(1,545,077)	11,052,395	571,716	52,311	34,269,549
Shares outstanding, end of the period at Dec. 31, 2018 | shares		785,463,859
Increase (Decrease) in Stockholders' Equity
Net income (loss)	5,674,145				5,674,145		(2,878)	5,671,267
Foreign currency translation adjustments	104,004					104,004		104,004
Share based compensation and ordinary shares issued for share based compensation	316,666		190,065	126,601				316,666
Share based compensation and ordinary shares issued for share based compensation (in shares) | shares		2,500,041
Repurchase of ordinary shares	(738,746)			(738,746)				(738,746)
Repurchase of ordinary shares (in shares) | shares		(6,016,436)
Capital contribution from noncontrolling interest shareholder							51,360	51,360
Distribution of dividends	(1,270,703)		(1,270,703)					(1,270,703)
Cancellation of ordinary shares		¥ (6)	(720,449)	720,455
Balance at ending of the period at Dec. 31, 2019	38,302,604	¥ 517	22,336,594	(1,436,767)	16,726,540	675,720	100,793	38,403,397
Shares outstanding, end of the period at Dec. 31, 2019 | shares		781,947,464
Increase (Decrease) in Stockholders' Equity
Net income (loss)	4,312,213				4,312,213		14,233	4,326,446	$ 663,057
Foreign currency translation adjustments	(771,291)					(771,291)		(771,291)	(118,205)
Acquisition of noncontrolling interests of subsidiaries	(17,129)		(17,129)				(11,179)	(28,308)
Share based compensation and ordinary shares issued for share based compensation	264,154		177,916	86,238				264,154
Share based compensation and ordinary shares issued for share based compensation (in shares) | shares		1,947,269
Repurchase of ordinary shares	(1,228,341)			(1,228,341)				(1,228,341)
Repurchase of ordinary shares (in shares) | shares		(6,774,761)
Capital contribution from noncontrolling interest shareholder	807		807				17,038	17,845
Distribution of dividends	(1,648,037)		(1,648,037)					(1,648,037)
Issuance of ordinary shares	9,763,833	¥ 36	9,763,797					9,763,833
Issuance of ordinary shares (in shares) | shares		51,750,000
Balance at ending of the period at Dec. 31, 2020	¥ 48,978,813	¥ 553	¥ 30,613,948	¥ (2,578,870)	¥ 21,038,753	¥ (95,571)	¥ 120,885	¥ 49,099,698	$ 7,524,858
Shares outstanding, end of the period at Dec. 31, 2020 | shares		828,869,972